Cover	May 02, 2024
Cover [Abstract]
Entity Registrant Name	AVENIR WELLNESS SOLUTIONS, INC.
Entity Central Index Key	0001643301
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	May 02, 2024
Entity File Number	000-55908
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	90-1504639
Entity Address Address Line 1	5805 Sepulveda Blvd.
Entity Address Address Line 2	Suite 801
Entity Address City Or Town	Sherman Oaks
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91411
City Area Code	424
Local Phone Number	273-8675
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment No. 1”) is being filed to amend “Item 4.02(a) Non-reliance on Previously Issued Financial Statements or a Related Audit Report or Completed Interim Review,” included in the initial report on Form 8-K filed by Avenir Wellness Solutions, Inc., a Delaware corporation (the “Company”) on May 2, 2024 (the “Initial Filing”). The Company will not require a letter of agreement from its independent accountant regarding the Company’s statements made in response to this Item 4.02. The information previously reported in the Initial Filing is incorporated by reference into this Amendment No. 1.